DEBT (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 05, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Beginning balance loans						$ 22,814,594	$ 12,029,724
Proceeds				$ 335,008		565,900	16,556,710
Payments						(265,421)	(5,230,725)
Conversion of debt						(4,616,500)	(807,795)
Reclass of long-term portion of debt				(1,132,202)		(86,670)	0
Debt extinguishment						(169,770)	(204,271)
Foreign currency translation						(423,245)	470,951
Subtotal						17,818,888	22,814,594
Notes payable - long-term		$ (1,179,626)		(1,179,626)		(12,356,384)	(10,771,882)
Notes payable - short-term		12,120,437		12,120,437		5,462,504	12,042,712
Foreign currency translation				159,352		423,245
Notes payable - long-term		1,179,626		1,179,626		12,356,384	10,771,882
Debt extinguishment	$ 445,636
Foreign currency translation		(1,028,875)	$ 284	(1,434,104)	$ (473,294)	(1,006,517)	871,235
Bridge Loan
Beginning balance loans							191,287
Proceeds							0
Payments							(191,287)
Subtotal							0
Notes payable - long-term							0
Notes payable - short-term							0
Notes payable - long-term							0
Debt extinguishment							0
Foreign currency transaction							0
Loan Facility [Member]
Beginning balance loans				1,299,784		3,302,100	3,078,442
Proceeds				0		0	0
Payments				(157,663)		(141,475)	0
Conversion of debt				(1,190,000)		(1,606,500)
Reclass of long-term portion of debt				0		(86,670)
Debt extinguishment				(77,551)		0	12,066
Foreign currency translation				45,676		(167,671)	269,047
Subtotal		75,348		75,348		1,299,784	3,302,100
Notes payable - long-term		0		0			(2,843,475)
Notes payable - short-term		75,348		75,348		1,299,784	458,625
Notes payable - long-term		0		0			2,843,475
Third Party [Member]
Beginning balance loans				10,077,977		12,631,284	2,514,595
Proceeds				335,008		565,900	16,121,500
Payments				(2,085,132)		(265,421)	(5,006,115)
Conversion of debt						(4,616,500)	(807,795)
Reclass of long-term portion of debt				(1,003,200)
Debt extinguishment						0	192,205
Foreign currency translation				(80,863)		(46,329)	1,304
Subtotal		13,300,063		13,300,063		10,077,977	12,631,284
Notes payable - long-term		(992,289)		(992,289)		(9,854,906)	(5,543,557)
Notes payable - short-term		6,251,501		6,251,501		223,071	7,087,727
Notes payable - long-term		992,289		992,289		9,854,906	5,543,557
COVID Loans
Beginning balance loans				17,818,888		435,210	0
Proceeds				0		0	435,210
Payments						(3,233)	0
Conversion of debt				(1,190,000)		0	0
Reclass of long-term portion of debt				0		0	0
Debt extinguishment				0		169,770	0
Subtotal		215,008		215,008		234,117	435,210
Notes payable - long-term		(187,337)		(187,337)		(51,478)	0
Notes payable - short-term		27,671		27,671		182,639	435,210
Notes payable - long-term		187,337		187,337		51,478	0
Foreign currency translation				(19,109)		(28,090)	0
Trade Facility [Member]
Beginning balance loans				6,207,010		6,446,000	6,245,400
Proceeds				0		0	0
Payments				(2,449,830)		(57,835)	0
Conversion of debt				0		0	0
Reclass of long-term portion of debt				(129,002)		0
Subtotal		5,765,917		5,765,917		6,207,010	6,446,000
Notes payable - long-term		0		0		(2,450,000)	(2,384,850)
Notes payable - long-term		0		0		2,450,000	2,384,850
Debt extinguishment				77,751		169,770	0
Foreign currency translation				(105,056)		(181,155)	200,600
Notes payable- short -term		$ 5,765,917		$ 5,765,917		$ 3,757,010	$ 4,061,150